Warranty Reserve	12 Months Ended
Dec. 31, 2011
Product Warranties Disclosures [Abstract]
Warranty Reserve
WARRANTY RESERVE
We have recorded reserves for product warranty claims that are included in both current and noncurrent liabilities. The following is a summary of the activity in the warranty reserve:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$34,374	$38,024	$36,936
Accruals for warranty expense, net of adjustments	35,535	24,779	34,456
Settlements made	(31,876)	(28,429)	(33,368)
Balance — December 31	$38,033	$34,374	$38,024